INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2015
INCOME TAXES [Abstract]
Schedule of Deferred Income Tax Assets and Liabilities

	June 30, 2015	June 30, 2014
Deferred Tax Assets:
Net operating loss carryforward	$12,451,818	$10,754,202
Allowance for bad debt	43,774	38,051
Stock-based compensation	1,878,672	1,493,004
Depreciation	2,548	—
Gross deferred tax asset	14,376,812	12,285,257
Less: deferred tax asset valuation allowance	(14,376,812)	(12,282,630)
Total net deferred tax asset	—	2,627
Less: Deferred tax liability - depreciation	—	(2,627)

Net deferred taxes	$—	$—

Schedule of Reconciliation of Provision (Benefit) for Income Taxes

	For the Fiscal Year Ended June 30,
	2015		2014
	Amount	%	Amount	%

Tax at U.S. statutory rate	$(1,874,667)	-34.00%	$(2,401,741)	-34.00%
State taxes, net of federal benefit	(198,796)	-3.61%	(255,305)	-3.61%
Other	(20,719)	-0.37%	502,021	7.10%
Change in valuation allowance	2,094,182	37.98%	2,155,025	30.51%
	$—	0.00%	$—	0.00%